MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details)		12 Months Ended
	Dec. 24, 2024	Dec. 31, 2025 segment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible asset (in years)		15 years
Reporting segments		1
Operating segments		1
Brazilian regulated gas transmission operation
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible asset (in years)		27 years
Class Exchangeable Shares
Disclosure of detailed information about property, plant and equipment [line items]
Redeemable and exchangeable partnership units, exchange ratio	1